UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 98.6%
Austria 1.5%
Wienerberger AG (Cost $9,225,603)	153,890	7,123,320
Denmark 1.1%
A P Moller-Maersk AS "B" (Cost $4,620,186)	549	5,431,637
Finland 2.1%
Nokia Oyj (Cost $7,055,074)	274,600	10,099,128
France 8.6%
Axa	338,757	11,612,192
France Telecom SA	229,027	8,089,016
Lafarge SA	32,749	5,133,654
Lagardere SCA	35,574	2,610,970

PPR	60,101	8,495,219
Rhodia SA (Registered)*	63,692	1,776,840
Seche Environnement	8,552	1,390,939
Sperian Protection	25,053	2,363,156

(Cost $41,211,095)		41,471,986
Germany 8.9%
Adidas AG	48,800	3,116,466
Bayerische Motoren Werke (BMW) AG	133,141	7,365,259
Deutsche Boerse AG	28,500	5,034,572
E.ON AG	31,200	5,736,009
Fresenius Medical Care AG & Co. KGaA	110,300	5,662,769
SAP AG	109,197	5,260,224
SGL Carbon AG*	50,100	2,555,517
Software AG	37,817	2,913,693
Stada Arzneimittel AG	44,700	2,811,576
Tognum AG*	103,527	2,525,944

(Cost $43,729,157)		42,982,029
Greece 1.0%
Piraeus Bank SA (Cost $6,026,778)	145,100	4,679,451
Ireland 2.1%
Anglo Irish Bank Corp. PLC	511,496	7,207,868
Kingspan Group PLC	203,703	2,841,828

(Cost $13,759,399)		10,049,696
Italy 5.5%
Assicurazioni Generali SpA	241,490	10,313,047
Telecom Italia SpA (RNC)	2,401,800	5,534,533
UniCredito Italiano SpA (a)	1,450,500	10,648,172

(Cost $28,007,074)		26,495,752
Netherlands 12.0%
Corporate Express (a)	203,513	1,188,558
ING Groep NV (CVA)	345,800	11,257,872
Koninklijke (Royal) KPN NV	587,600	10,665,167
Koninklijke (Royal) Philips Electronics NV	136,200	5,343,201
QIAGEN NV* (a)	458,555	9,309,337
SBM Offshore NV	258,400	7,481,318
TNT NV	118,300	4,382,138
Wolters Kluwer NV	286,456	8,189,195

(Cost $57,685,568)		57,816,786
Norway 2.7%
Aker Kvaerner ASA	103,050	1,923,626
EDB Business Partner ASA	335,800	2,229,271
StatoilHydro ASA	338,300	8,845,032

(Cost $16,638,987)		12,997,929
Spain 2.0%
Iberdrola Renovables*	551,800	4,446,355
Iberdrola SA	350,398	5,357,225

(Cost $10,019,460)		9,803,580
Sweden 8.1%
Autoliv, Inc. (SDR) (a)	62,800	3,201,942
Concordia Maritime AB "B" (a)	1,828,500	7,220,147

Eniro AB	456,131	3,778,534
Svenska Handelsbanken AB "A"	268,800	7,528,448
Swedish Match AB	778,900	17,220,301

(Cost $38,281,095)		38,949,372
Switzerland 8.4%
Nestle SA (Registered)	48,951	21,877,795
Roche Holding AG (Genusschein)	51,438	9,319,479
UBS AG (Registered)	228,134	9,440,849

(Cost $41,272,436)		40,638,123
United Kingdom 34.6%
Anglo American PLC	125,865	6,882,943
ARM Holdings PLC	2,783,103	6,511,620
BAE Systems PLC	520,961	4,853,478
BP PLC	2,043,582	21,677,556
Cadbury Schweppes PLC	487,965	5,386,207
Daily Mail & General Trust "A"	271,082	2,862,559
Diageo PLC	780,898	15,710,614
Dicom Group PLC	2,942,409	8,679,422
GlaxoSmithKline PLC	332,065	7,837,661
HBOS PLC	191,629	2,646,488
HSBC Holdings PLC	954,972	14,318,551
Old Mutual PLC	1,992,210	4,964,162
Reed Elsevier PLC	350,783	4,238,507
Rexam PLC	546,507	4,593,821
Robert Wiseman Dairies PLC	935,816	9,304,584
Serco Group PLC	801,322	6,679,224
Tesco PLC	1,518,160	12,666,427
The Sage Group PLC	1,413,680	6,240,161
Vodafone Group PLC	4,795,822	16,831,187
WPP Group PLC	337,247	4,161,933

(Cost $179,739,138)		167,047,105

Total Common Stocks (Cost $497,271,050)		475,585,894
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 4.22% (b) (c) (Cost $23,275,570)	23,275,570	23,275,570
Cash Equivalents 1.2%
Cash Management QP Trust, 4.52% (b) (Cost $5,922,225)	5,922,225	5,922,225
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $526,468,845)	104.6	504,783,689
Other Assets and Liabilities, Net	(4.6)	(22,402,325)

Net Assets	100.0	482,381,364

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $22,221,434 which is 4.6% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At January 31, 2008, the DWS Europe Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Financials	99,651,672	21.0%
Consumer Staples	82,165,928	17.3%
Consumer Discretionary	48,020,584	10.1%
Energy	47,147,679	9.9%
Industrials	46,678,940	9.8%
Information Technology	41,933,519	8.8%
Telecommunication Services	41,119,903	8.6%
Health Care	34,940,822	7.3%
Materials	18,387,258	3.9%
Utilities	15,539,589	3.3%
Total	475,585,894	100.0%
ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008